Income Taxes - Schedule of Components for Net Loss (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Schedule of Components for Net Loss [Line Items]
Net loss	[1]	$ 8,518,520	$ 17,428,428
United States [Member]
Schedule of Components for Net Loss [Line Items]
Net loss		7,638,784	16,285,346
Foreign [Member]
Schedule of Components for Net Loss [Line Items]
Net loss		$ 879,736	$ 1,143,082

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.